Basis of Presentation and Summary of Significant Accounting Policies (Details 1)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Year Ended Rmb To Usd Exchange Rate [Member]
Foreign Currency Exchange Rate, Translation	6.1104	6.3011	6.3523
Average Yearly Rmb To Usd Exchange Rate [Member]
Foreign Currency Exchange Rate, Translation	6.1905	6.3034	6.4544